Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense benefit, discontinued operation		$ 1.1	$ 0.3	$ 0.4
New Sub Lease Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional charges to reserve	$ 0.7
Existing Sub Lease Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional charges to reserve	$ 1.4